FAIR VALUE MEASUREMENT (Details 1) (CAD) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011
Other Expense [Member]
(Gain) loss reclassified from AOCI	0	[1]	0	[1]
Foreign Currency Gain (Loss) [Member]
(Gain) loss reclassified from AOCI	0	[1]	0	[1]
Cash Flow Hedging [Member]
Gain (loss) recognized in AOCI	0	[2]	0	[2]
(Gain) loss reclassified from AOCI	0	[2]	(1.0)	[2]
Net Investment Hedging [Member]
Gain (loss) recognized in AOCI	0	[2]	(2.0)	[2]
(Gain) loss reclassified from AOCI	0	[2]	(2.0)	[2]

[1]	The gain (loss) recognized in income relates to the ineffective portion of the hedge and the amount excluded from effectiveness testing.
[2]	The gain (loss) recognized, or (gain) loss reclassified from AOCI relates to the effective portion of the hedge.